Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000112720 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000112720 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000112720 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000112720 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000112720 | 958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000112720 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112720 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112720 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112720 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112720 | 428103105 | Hess Midstream, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112720 | Energy23345M107
Holdings [Line Items]
Percent of Total Investments	98.40%
C000112720 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.60%
C000112720 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112720 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112720 | Energy
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000124015 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000124015 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000124015 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000124015 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000124015 | 958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000124015 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000124015 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000124015 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000124015 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000124015 | 428103105 | Hess Midstream, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124015 | Energy23345M107
Holdings [Line Items]
Percent of Total Investments	98.40%
C000124015 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.60%
C000124015 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124015 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000124015 | Energy
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000112721 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000112721 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000112721 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000112721 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000112721 | 958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000112721 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112721 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112721 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112721 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112721 | 428103105 | Hess Midstream, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112721 | Energy23345M107
Holdings [Line Items]
Percent of Total Investments	98.40%
C000112721 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.60%
C000112721 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112721 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112721 | Energy
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000203318 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000203318 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203318 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000203318 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000203318 | 958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203318 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000203318 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000203318 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000203318 | 87807B107 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000203318 | 428103105 | Hess Midstream, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000203318 | Energy23345M107
Holdings [Line Items]
Percent of Total Investments	98.40%
C000203318 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.60%
C000203318 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000203318 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203318 | Energy
Holdings [Line Items]
Percent of Net Asset Value	94.70%